LEASE - Lease liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities
Adjustment to lease liabilities upon adoption of new accounting standard		R$ 18,225
Present value of liabilities	R$ 3,984,070		R$ 0
IFRS 16, Leases
Lease Liabilities
Adjustment to lease liabilities upon adoption of new accounting standard			R$ 18,225
Present value of liabilities		R$ 3,428,897
Lands and Farms | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		10.89%
Present value of liabilities		R$ 1,761,273
Machinery and equipment | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		10.15%
Present value of liabilities		R$ 214,569
Buildings | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		10.92%
Present value of liabilities		R$ 41,391
Ships and boats | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		10.76%
Present value of liabilities		R$ 1,410,474
Vehicles | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		8.99%
Present value of liabilities		R$ 1,190